Financial instruments by category (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Beginning balance	$ 35	$ 0
Additions and acquisitions		35
Gain for the year (i)	(35)
Ending balance	0	35
Investments in financial assets Others [Member] | Level 3 [Member]
Statement [Line Items]
Beginning balance	35	0
Additions and acquisitions		35
Gain for the year (i)	(35)
Ending balance	$ 0	$ 35